Organization and Description of Business and Recent Developments (Details Narrative) (10K) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 13, 2017	Mar. 31, 2017	Dec. 31, 2016	Aug. 08, 2016	Aug. 02, 2016	Dec. 31, 2015
Insurance company settlement amount				$ 85,000
Number of outstanding shares of common stock		41,924,720	16,095,929		16,095,929	2,841,342
Reverse stock split	1-for-60	1-for-60	1-for-60
Minimum [Member]
Number of outstanding shares of common stock			952,756,004
Maximum [Member]
Number of outstanding shares of common stock			15,879,267